Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2014	2013	2012
Numerators
Numerator for basic earnings per share:
Net income	$6,518	$18,553	$7,539
Less: Net income attributable to noncontrolling interest	(294)	(304)	(275)
Net income attributable to AT&T	6,224	18,249	7,264
Dilutive potential common shares:
Share-based payment	13	12	12
Numerator for diluted earnings per share	$6,237	$18,261	$7,276
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,205	5,368	5,801
Dilutive potential common shares:
Share-based payment (in shares)	16	17	20
Denominator for diluted earnings per share	5,221	5,385	5,821
Basic earnings per share attributable to AT&T	$1.19	$3.39	$1.25
Diluted earnings per share attributable to AT&T	$1.19	$3.39	$1.25